Other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets [Abstract]
Trade receivable	$ 152	$ 0
Government grant receivable (note 20)	2,078	0
Share issuances proceeds receivable	16,563	1,581
Provincial sales tax receivable	0	122
Interest receivable	1,472	0
ERS receivable	1,128	0
Other receivable	130	97
GST receivable	7,844	4,743
Total other receivables	$ 29,367	$ 6,543